Summary of Significant Accounting Policies - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Allowance for doubtful accounts receivable	$ 211,000	$ 66,000
Capitalized software cost, net of accumulated amortization	4,930,000	0	$ 0
Software, amortization	35,000	0	0
Research and development expenses	35,612,000	35,308,000	23,036,000
Advertising costs	$ 7,940,000	$ 5,344,000	$ 2,602,000
Accounts Receivable | Customer Concentration Risk | KTM
Property, Plant and Equipment
Concentration risk (as a percent)	36.20%	23.30%
Leasehold improvements
Property, Plant and Equipment
Useful lives of property, plant and equipment (in years)	7 years
Machinery and equipment | Minimum
Property, Plant and Equipment
Useful lives of property, plant and equipment (in years)	5 years
Machinery and equipment | Maximum
Property, Plant and Equipment
Useful lives of property, plant and equipment (in years)	10 years
Tooling and software | Minimum
Property, Plant and Equipment
Useful lives of property, plant and equipment (in years)	3 years
Tooling and software | Maximum
Property, Plant and Equipment
Useful lives of property, plant and equipment (in years)	7 years